Securities - Schedule of Securities Gross Unrealized Loss Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months	$ (187)
Fair Value, Less Than Twelve Months	54,881
Gross Unrealized Loss, More Than Twelve Months	0
Fair Value, More Than Twelve Months	0
Gross Unrealized Loss, Less Than Twelve Months		$ (64)
Fair Value, Less Than Twelve Months		23,976
Gross Unrealized Loss, More Than Twelve Months		(72)
Fair Value, More Than Twelve Months		7,996
Federal Home Loan Bank Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months	(6)
Fair Value, Less Than Twelve Months	6,018
Gross Unrealized Loss, More Than Twelve Months	0
Fair Value, More Than Twelve Months	0
Gross Unrealized Loss, Less Than Twelve Months		(13)
Fair Value, Less Than Twelve Months		7,055
Gross Unrealized Loss, More Than Twelve Months		(37)
Fair Value, More Than Twelve Months		3,995
U.S. Government Enterprise and Agency Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months	(37)
Fair Value, Less Than Twelve Months	12,000
Gross Unrealized Loss, More Than Twelve Months	0
Fair Value, More Than Twelve Months	0
Gross Unrealized Loss, Less Than Twelve Months		(50)
Fair Value, Less Than Twelve Months		14,957
Gross Unrealized Loss, More Than Twelve Months		(35)
Fair Value, More Than Twelve Months		4,001
Agency Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months	(144)
Fair Value, Less Than Twelve Months	36,863
Gross Unrealized Loss, More Than Twelve Months	0
Fair Value, More Than Twelve Months	$ 0
Gross Unrealized Loss, Less Than Twelve Months		(1)
Fair Value, Less Than Twelve Months		$ 1,964